Commitments and Guarantees - Letters of credit (Detail) R$ in Thousands	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)
Letters of credit [Abstract]
Letter of credit issuance	R$ 1,989,044	$ 408,957,000	R$ 2,497,899	$ 470,194,000
Security deposits and maintenance reserves [member]
Letters of credit [Abstract]
Letter of credit issuance	1,979,883	408,957,000	2,453,336	470,194,000
Local guarantees [Member]
Letters of credit [Abstract]
Letter of credit issuance	R$ 9,161	$ 0	R$ 44,563	$ 0